Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 25: Quarterly Financial Data (Unaudited)

The following table summarizes the Company’s unaudited quarterly results of operations:

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$234,025	$242,309	$242,998	$255,013
Income (loss) from operations	$(25,919)	$(36,581)	$35,844	$(16,431)
Net income (loss)	$(59,260)	$(77,761)	$10,831	$(84,787)

Earnings per share:
Basic	$(0.27)	$(0.29)	$0.04	$(0.28)
Diluted	$(0.27)	$(0.29)	$0.03	$(0.28)

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$237,027	$243,297	$242,897	$245,247
Loss from operations	$(45,892)	$(34,430)	$(18,931)	$(6,455)
Net loss	$(77,037)	$(66,944)	$(54,727)	$(43,454)

Earnings per share:
Basic and diluted	$(0.35)	$(0.31)	$(0.25)	$(0.20)

In September 2019, the Company settled a confidential claim that resulted in a gain of $39,399. The net gain was recorded in Legal settlement within the Interim Condensed Consolidated Statement of Operations during the three months ended September 30, 2019 and the year ended December 31, 2019.